OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Other long-term debt
Schedule of other long-term liabilities
	As of December 31
	2012	2013
Sales deposit for properties	—	3,280
Interest free government loan	4,772	4,921
Total other long-term liabilities	4,772	8,201